Structured entities	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Structured entities

The section presents information on the Barclays Bank Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Barclays Bank Group has entered into and arrangements that are held off-balance sheet.

37 Structured entities

A structured entity is an entity in which voting or similar rights are not the dominant factor in deciding control. Structured entities are generally created to achieve a narrow and well-defined objective with restrictions around their ongoing activities.

Depending on the Barclays Bank Group’s power over the activities of the entity and its exposure to and ability to influence its own returns, it may consolidate the entity. In other cases, it may sponsor or have exposure to such an entity but not consolidate it.

Consolidated structured entities

The Barclays Bank Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities:

Securitisation vehicles

The Barclays Bank Group uses securitisation as a source of financing and a means of risk transfer. Refer to Note 39 for further detail.

The Barclays Bank Group, in previous periods, has provided liquidity facilities to certain securitisation vehicles. At 31 December 2018, there were no outstanding loan commitments to these entities (2017: £nil).

Commercial paper (CP) and medium-term note conduits

The Barclays Bank Group provided £11.7bn (2017: £10.2bn) in undrawn contractual backstop liquidity facilities to CP conduits.

Fund management entities

In previous periods, Barclays Bank Group had contractually guaranteed the performance of certain cash investments in a number of managed investment funds which resulted in their consolidation. As at 31 December 2018, the notional value of the guarantees were £nil (2017: £nil) as the European Wealth Funds associated with these guarantees were either closed or ownership has been transferred outside the Barclays Bank Group and they are no longer consolidated.

Employee benefit and other trusts

Barclays Bank PLC provides capital contributions to employee benefit trusts to enable them to meet obligations to the employees of Barclays Bank PLC in relation to Barclays Group’s share-based remuneration arrangements. During 2018, the Barclays Bank Group provided undrawn liquidity facilities of £2.6bn (2017: £1.8bn) to certain trusts.

Unconsolidated structured entities in which the Barclays Bank Group has an interest

An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns arising from the performance of the entity for the Barclays Bank Group. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to the Barclays Bank Group, lending, loan commitments, financial guarantees and investment management agreements.

Interest rate swaps, foreign exchange derivatives that are not complex and which expose the Barclays Bank Group to insignificant credit risk by being senior in the payment waterfall of a securitisation and derivatives that are determined to introduce risk or variability to a structured entity are not considered to be an interest in an entity and have been excluded from the disclosures below.

The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2018
Assets
Trading portfolio assets	-	12,206	-	-	12,206
Financial assets at fair value through the income statement	32,359	-	-	2,595	34,954
Derivative financial instruments	-	-	5,236	-	5,236
Loans and advances at amortised cost	-	-	-	15,019	15,019
Other assets	-	-	-	13	13
Total assets	32,359	12,206	5,236	17,627	67,428
Liabilities
Derivative financial instruments	-	-	6,438	2,586	9,024

As at 31 December 2017
Assets
Trading portfolio assets	-	10,788	-	699	11,487
Financial assets at fair value through the income statement	31,520	-	-	2,721	34,241
Derivative financial instruments	-	-	4,380	-	4,380
Loans and advances at amortised cost	5,481	-	-	17,386	22,867
Reverse repurchase agreements and other similar secured lending	753	-	-	-	753
Other assets	-	-	-	509	509
Total assets	37,754	10,788	4,380	21,315	74,237
Liabilities
Derivative financial instruments	-	-	5,193	3,356	8,549

Secured financing arrangements, short-term traded interests and traded derivatives are typically managed under market risk management policies described on page xx which includes an indication of the change of risk measures compared to last year. For this reason, the total assets of these entities are not considered meaningful for the purposes of understanding the related risks and so have not been presented. Other interests include conduits and lending where the interest is driven by normal customer demand.

Secured financing

The Barclays Bank Group routinely enters into reverse repurchase contracts, stock borrowing and similar arrangements on normal commercial terms where the counterparty to the arrangement is a structured entity. Due to the nature of these arrangements, especially the transfer of collateral and ongoing margining, the Barclays Bank Group has minimal exposure to the performance of the structured entity counterparty. This includes margin lending which is presented under financial assets at fair value through the income statement to align to the balance sheet presentation.

Short-term traded interests

The Barclays Bank Group buys and sells interests in structured entities as part of its trading activities, for example, retail mortgage-backed securities, collateralised debt obligations and similar interests. Such interests are typically held individually or as part of a larger portfolio for no more than 90 days. In such cases, the Barclays Bank Group typically has no other involvement with the structured entity other than the securities it holds as part of trading activities and its maximum exposure to loss is restricted to the carrying value of the asset.

As at 31 December 2018, £8,436m (2017: £9,645m) of the Barclays Bank Group’s £12,206m (2017: £10,788m) short-term traded interests were comprised of debt securities issued by asset securitisation vehicles.

Traded derivatives

The Barclays Bank Group enters into a variety of derivative contracts with structured entities which reference market risk variables such as interest rates, foreign exchange rates and credit indices among other things. The main derivative types which are considered interests in structured entities include index-based and entity specific credit default swaps, balance guaranteed swaps, total return swaps, commodities swaps, and equity swaps. A description of the types of derivatives and the risk management practices are detailed in Note 15. The risk of loss may be mitigated through ongoing margining requirements as well as a right to cash flows from the structured entity which are senior in the payment waterfall. Such margining requirements are consistent with market practice for many derivative arrangements and in line with the Barclays Bank Group’s normal credit policies.

Derivative transactions require the counterparty to provide cash or other collateral under margining agreements to mitigate counterparty credit risk. The Barclays Bank Group is mainly exposed to settlement risk on these derivatives which is mitigated through daily margining. Total notionals amounted to £1,477,753m (2017: £1,680,615m).

Except for credit default swaps where the maximum exposure to loss is the swap notional amount, it is not possible to estimate the maximum exposure to loss in respect of derivative positions as the fair value of derivatives is subject to changes in market rates of interest, exchange rates and credit indices which by their nature are uncertain. In addition, the Barclays Bank Group’s losses would be subject to mitigating action under its traded market risk and credit risk policies that require the counterparty to provide collateral in cash or other assets in most cases.

Other interests in unconsolidated structured entities

The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2018
Financial assets at fair value through the income statement
– Debt securities	444	-	-	114	558
– Loans and advances	-	-	-	2,037	2,037
Loans and advances at amortised cost	6,100	8,269	-	650	15,019
Other assets	9	3	1	-	13
Total on-balance sheet exposures	6,553	8,272	1	2,801	17,627
Total off-balance sheet notional amounts	11,671	4,172	-	431	16,274
Maximum exposure to loss	18,224	12,444	1	3,232	33,901
Total assets of the entity	73,109	187,176	455	21,255	281,995

As at 31 December 2017
Trading portfolio assets
– Debt securities	-	-	-	699	699
Financial assets at fair value through the income statement
– Loans and advances	-	-	-	2,721	2,721
Loans and advances at amortised cost	5,424	11,497	-	465	17,386
Other assets	468	11	8	22	509
Total on-balance sheet exposures	5,892	11,508	8	3,907	21,315
Total off-balance sheet notional amounts	6,270	6,337	-	446	13,053
Maximum exposure to loss	12,162	17,845	8	4,353	34,368
Total assets of the entity	103,057	179,994	11,137	22,669	316,857

Maximum exposure to loss

Unless specified otherwise below, the Barclays Bank Group’s maximum exposure to loss is the total of its on-balance sheet positions and its off-balance sheet arrangements, being loan commitments and financial guarantees. Exposure to loss is mitigated through collateral, financial guarantees, the availability of netting and credit protection held.

Multi-seller conduit programme

The multi-seller conduit engages in providing financing to various clients and holds whole or partial interests in pools of receivables or similar obligations. These instruments are protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit. The Barclays Bank Group’s off-balance sheet exposure included in the table above represents liquidity facilities that are provided to the conduit for the benefit of the holders of the commercial paper issued by the conduit and will only be drawn where the conduit is unable to access the commercial paper market. If these liquidity facilities are drawn, the Barclays Bank Group is protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit.

Lending

The portfolio includes lending provided by the Barclays Bank Group to unconsolidated structured entities in the normal course of its lending business to earn income in the form of interest and lending fees and includes loans to structured entities that are generally collateralised by property, equipment or other assets. All loans are subject to the Barclays Bank Group’s credit sanctioning process. Collateral arrangements are specific to the circumstances of each loan with additional guarantees and collateral sought from the sponsor of the structured entity for certain arrangements. During the period the Barclays Bank Group incurred an impairment of £66m (2017: £11m) against such facilities.

Investment funds and trusts

In the course of its fund management activities, the Barclays Bank Group establishes pooled investment funds that comprise investments of various kinds, tailored to meet certain investors’ requirements. The Barclays Bank Group’s interest in funds is generally restricted to a fund management fee, the value of which is typically based on the performance of the fund.

The Barclays Bank Group acts as trustee to a number of trusts established by or on behalf of its clients. The purpose of the trusts, which meet the definition of structured entities, is to hold assets on behalf of beneficiaries. The Barclays Bank Group’s interest in trusts is generally restricted to unpaid fees which, depending on the trust, may be fixed or based on the value of the trust assets. Barclays Bank PLC has no other risk exposure to the trusts.

Other

This includes fair value loans with structured entities where the market risk is materially hedged with corresponding derivative contracts, interests in debt securities issued by securitisation vehicles and drawn and undrawn loan facilities to these entities.

Assets transferred to sponsored unconsolidated structured entities

Assets transferred to sponsored unconsolidated structured entities were immaterial.